LOANS RECEIVABLE, NET - Principal of loans (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS RECEIVABLE, NET
Loans receivable	¥ 31,946,604	¥ 29,373,923
2024
LOANS RECEIVABLE, NET
Loans receivable	31,214,931
2023
LOANS RECEIVABLE, NET
Loans receivable	701,484	28,701,071
2022
LOANS RECEIVABLE, NET
Loans receivable	¥ 30,189	672,425
2021
LOANS RECEIVABLE, NET
Loans receivable		¥ 427